Average Annual Total Returns	Eaton Vance Focused Growth Opportunities Fund Russell 1000® Growth Index One Year	Eaton Vance Focused Growth Opportunities Fund Russell 1000® Growth Index Five Years	Eaton Vance Focused Growth Opportunities Fund Russell 1000® Growth Index Life of Fund	Eaton Vance Focused Growth Opportunities Fund Class A One Year	Eaton Vance Focused Growth Opportunities Fund Class A Five Years	Eaton Vance Focused Growth Opportunities Fund Class A Life of Fund	Eaton Vance Focused Growth Opportunities Fund Class A Inception Date	Eaton Vance Focused Growth Opportunities Fund Class A After Taxes on Distributions One Year	Eaton Vance Focused Growth Opportunities Fund Class A After Taxes on Distributions Five Years	Eaton Vance Focused Growth Opportunities Fund Class A After Taxes on Distributions Life of Fund	Eaton Vance Focused Growth Opportunities Fund Class A After Taxes on Distributions and Sales One Year	Eaton Vance Focused Growth Opportunities Fund Class A After Taxes on Distributions and Sales Five Years	Eaton Vance Focused Growth Opportunities Fund Class A After Taxes on Distributions and Sales Life of Fund	Eaton Vance Focused Growth Opportunities Fund Class C One Year	Eaton Vance Focused Growth Opportunities Fund Class C Five Years	Eaton Vance Focused Growth Opportunities Fund Class C Life of Fund	Eaton Vance Focused Growth Opportunities Fund Class C Inception Date	Eaton Vance Focused Growth Opportunities Fund Class I One Year	Eaton Vance Focused Growth Opportunities Fund Class I Five Years	Eaton Vance Focused Growth Opportunities Fund Class I Life of Fund	Eaton Vance Focused Growth Opportunities Fund Class I Inception Date	Eaton Vance Focused Value Opportunities Fund Russell 1000® Value Index One Year	Eaton Vance Focused Value Opportunities Fund Russell 1000® Value Index Five Years	Eaton Vance Focused Value Opportunities Fund Russell 1000® Value Index Life of Fund	Eaton Vance Focused Value Opportunities Fund Class A One Year	Eaton Vance Focused Value Opportunities Fund Class A Five Years	Eaton Vance Focused Value Opportunities Fund Class A Life of Fund	Eaton Vance Focused Value Opportunities Fund Class A Inception Date	Eaton Vance Focused Value Opportunities Fund Class A After Taxes on Distributions One Year	Eaton Vance Focused Value Opportunities Fund Class A After Taxes on Distributions Five Years	Eaton Vance Focused Value Opportunities Fund Class A After Taxes on Distributions Life of Fund	Eaton Vance Focused Value Opportunities Fund Class A After Taxes on Distributions and Sales One Year	Eaton Vance Focused Value Opportunities Fund Class A After Taxes on Distributions and Sales Five Years	Eaton Vance Focused Value Opportunities Fund Class A After Taxes on Distributions and Sales Life of Fund	Eaton Vance Focused Value Opportunities Fund Class C One Year	Eaton Vance Focused Value Opportunities Fund Class C Five Years	Eaton Vance Focused Value Opportunities Fund Class C Life of Fund	Eaton Vance Focused Value Opportunities Fund Class C Inception Date	Eaton Vance Focused Value Opportunities Fund Class I One Year	Eaton Vance Focused Value Opportunities Fund Class I Five Years	Eaton Vance Focused Value Opportunities Fund Class I Life of Fund	Eaton Vance Focused Value Opportunities Fund Class I Inception Date
Total	38.49%	20.98%	16.99%	36.55%	18.12%	14.85%	Mar. 07, 2011	34.09%	17.03%	14.10%	23.84%	15.05%	12.70%	42.15%	18.50%	14.60%	Mar. 07, 2011	44.56%	19.68%	15.76%	Mar. 07, 2011	2.80%	9.73%	10.19%	(3.38%)	9.21%	9.53%	Mar. 07, 2011	(4.27%)	7.86%	8.43%	(1.76%)	7.20%	7.71%	0.23%	9.58%	9.30%	Mar. 07, 2011	2.22%	10.67%	10.40%	Mar. 07, 2011